Vanguard Short-Term Treasury Index Fund Investment Objectives and Goals - Admiral Prospectus [Member] - Vanguard Short-Term Treasury Index Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Vanguard Short-Term Treasury Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Short-Term Treasury Index Fund (the “Fund”) seeks to track the performance of a market-weighted Treasury index with a short-term dollar-weighted average maturity.